Columbia Mid Cap Growth Opportunity Fund | Class A, B, C, I, R, R3 and R4 Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Mid Cap Growth Opportunity Fund (the Fund) seeks to provide shareholders with growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Mid Cap Growth Opportunity Fund Class A, B, C, I, R, R3 and R4 Shares	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Mid Cap Growth Opportunity Fund Class A, B, C, I, R, R3 and R4 Shares		Class A	Class B	Class C	Class I	Class R	Class R3	Class R4
Management fees	[1]	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and/or service (12b-1) fees	[1]	0.25%	1.00%	1.00%	none	0.50%	0.25%	none
Other expenses	[1]	0.33%	0.33%	0.33%	0.09%	0.33%	0.39%	0.39%
Total annual fund operating expenses	[1]	1.32%	2.07%	2.07%	0.83%	1.57%	1.38%	1.13%
Less: Fee waiver/expense reimbursement	[1][2]	(0.02%)	(0.02%)	(0.02%)	none	(0.02%)	none	none
Total annual fund operating expenses after fee waiver/expense reimbursement	[1][2]	1.30%	2.05%	2.05%	0.83%	1.55%	1.38%	1.13%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until March 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.30% for Class A, 2.05% for Class B, 2.05% for Class C, 0.87% for Class I, 1.55% for Class R, 1.42% for Class R3 and 1.17% for Class R4.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Mid Cap Growth Opportunity Fund Class A, B, C, I, R, R3 and R4 Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	700	968	1,256	2,077
Class B	Class B (if shares are redeemed)	708	947	1,313	2,211
Class C	Class C (if shares are redeemed)	308	647	1,113	2,403
Class I	Class I (whether or not shares are redeemed)	85	265	461	1,029
Class R	Class R (whether or not shares are redeemed)	158	494	854	1,871
Class R3	Class R3 (whether or not shares are redeemed)	140	437	756	1,662
Class R4	Class R4 (whether or not shares are redeemed)	115	359	623	1,379

Expense Example, No Redemption Columbia Mid Cap Growth Opportunity Fund Class A, B, C, I, R, R3 and R4 Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	208	647	1,113	2,211
Class C	Class C (if shares are not redeemed)	208	647	1,113	2,403

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 157% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) at the time of purchase in the common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. Columbia Management Investment Advisers, LLC (the Investment Manager) defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the market capitalization range of the companies that comprise the Russell Midcap® Index (the Index). The market capitalization range of the companies included within the Index was $161.1 million to $21.49 billion as of February 29, 2012. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization grows beyond the largest market capitalization of a company within the Index or falls below the market capitalization of the smallest company within the Index. The Fund may also invest up to 20% of its total assets in foreign securities.
PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Mid-Cap Company Risk. Investments in mid-capitalization (mid-cap) companies often involve greater risks than investments in larger, more established companies because mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger capitalization companies.

Quantitative Model Risk. Securities or other instruments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Sector Risk. By emphasizing one or more economic sectors or industries, the Fund may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

PAST PERFORMANCE

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charge) has varied for each full calendar year shown. If the sales charge was reflected, returns shown would be lower. The table shows how the Fund’s average annual total returns compare to its benchmark index. The inception date of the Fund’s Class I shares is March 4, 2004 and the inception date of the Fund’s Class R and Class R3 shares is March 15, 2010. The returns shown for each of these classes of shares include the returns of the Fund’s Class A shares (adjusted to reflect higher class-related operating expenses of such classes, where applicable) for periods prior to the relevant class inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown: •Highest return for a calendar quarter was +26.78% (quarter ended June 30, 2009). •Lowest return for a calendar quarter was -28.29% (quarter ended December 31, 2008).
Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Average Annual Total Returns Columbia Mid Cap Growth Opportunity Fund Class A, B, C, I, R, R3 and R4 Shares	1 year	5 years	10 years
before taxes Class A	(20.42%)	0.56%	2.72%
before taxes Class B	(20.20%)	0.64%	2.53%
before taxes Class C	(17.00%)	0.98%	2.55%
before taxes Class I	(15.13%)	2.24%	3.72%
before taxes Class R	(15.79%)	1.48%	3.06%
before taxes Class R3	(15.67%)	1.68%	3.28%
before taxes Class R4	(15.50%)	1.93%	3.51%
after taxes on distributions Class A	(20.92%)	(0.24%)	1.91%
after taxes on distributions and redemption of fund shares Class A	(12.59%)	0.37%	2.27%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	(1.65%)	2.44%	5.29%

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Equity Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.